SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%
Expected volatility		57.00%
Risk-free interest rate		0.73%
Expected life (years)		4 years 2 months 19 days
Stock options, expiration period	7 years
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period	3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period	4 years
Phantom Share Based Payment [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	0.00%
Expected volatility	45.00%
Risk-free interest rate	1.90%
Expected life (years)	6 years 3 months 18 days
Vesting period	4 years
Share based compensation liability	1,555
Unrecognized compensation cost	2,547